Appreciation Portfolio (Prospectus Summary) | Appreciation Portfolio
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital.
Its secondary goal is current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These figures do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Appreciation Portfolio	Initial Shares	Service Shares
Management fees	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	none	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.80%	1.05%

Example
The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Appreciation Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Shares	82	255	444	990
Service Shares	107	334	579	1,283

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4.24% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.
These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. Multinational companies may be subject to certain of the risks involved in investing in foreign securities.

In choosing stocks, the fund's portfolio managers first identify economic sectors they believe will expand over the next three to five years or longer.
Using fundamental analysis, the fund's portfolio managers then seek companies within these sectors that have proven track records and dominant positions in their industries. The fund also may invest in companies which the portfolio managers consider undervalued in terms of earnings, assets or growth prospects.

The fund employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Blue chip risk. By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.
Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their
VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.
The bar chart shows changes in the performance of the fund's Initial shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Initial Shares

Best Quarter Q2, 2003: 13.44% Worst Quarter Q4, 2008: -16.92%
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Appreciation Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Initial Shares	Initial Shares	9.01%	3.06%	4.13%
Service Shares	Service Shares	8.74%	2.80%	3.87%
S&P 500® Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%